Discontinued Operations (FY)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Discontinued Operations
16. Discontinued Operations
Blockchain Mining and Management Services
On September 30, 2022, the Company ceased its Blockchain Mining and Management Services due to changes in Ethereum’s reward policy, which materially impacted potential future mining revenues, and concentrated its focus to its cloud computing business. This strategic shift resulted in the classification of the Blockchain Mining and Management business as discontinued operations in the Company’s financial statements for the year ended December 31, 2022.
Blockchain mining utilized the Company’s computing capacity to mine cryptocurrencies, primarily Ethereum, under arrangements where rewards were received as digital assets and immediately converted to U.S. dollars. All digital assets mined were liquidated in 2022, and the Company held no digital assets as of December 31, 2022. Management Services involved hosting and operational support for customers engaged in blockchain mining, with revenues derived through reimbursement agreements and revenue sharing. These activities are not present in subsequent periods, and there are no discontinued operations for any subsequent periods.
The following table summarizes the net loss from discontinued operations (in thousands):

Year ended December 31, 2022
Blockchain and management services revenue	$9,692
Operating expenses
Cost of revenue	3,138
Equipment disposal gain	(99)
Operating income	6,653
Fair value adjustments of trading securities	(2,088)
Assets impairment loss	(4,510)
Other (income) expense, net	(300)
Loss from discontinued operations before income tax	(245)
Income tax benefit	(56)
Net loss from discontinued operations, net of tax	$(189)

The following table summarizes the statements of cash flows of the discontinued operations (in thousands):

Year ended December 31, 2022
Operating activities
Net loss	$(189)
Adjustments to reconcile net (loss) income to net cash from operating activities
Depreciation	1,428
Noncash lease expense	6
Assets impairment	4,510
Equipment disposal gain	(99)
Fair value adjustments of trading securities	2,088
Realized loss on trading securities	300
Increase in digital currency from mining and management services	(9,692)
Changes in operating assets and liabilities:
Prepaid and other current assets	115
Proceeds from sale of digital currency	9,692
Net cash provided by discontinued operating activities	$8,159
Investing activities
Proceeds from sales of trading securities	866
Proceeds from sale of property and equipment	207
Cash flows provided by investing activities of discontinued operations	$1,073